Basis of Presentation and Consolidation	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Consolidation
Basis of Presentation and Consolidation

These consolidated financial statements include the accounts of the Company and its directly and indirectly wholly owned subsidiaries: Shopify Payments (Canada) Inc., incorporated in Canada; Shopify International Limited, incorporated in Ireland; Shopify (Australia) Pty Ltd., incorporated in Australia; Shopify Capital Inc., incorporated in the state of Virginia in the United States; and the following United States subsidiaries each incorporated in Delaware: Shopify (USA) Inc., formerly Kit CRM Inc., Shopify Payments (USA) Inc., Shopify Data Processing (USA) Inc. and Shopify Holdings (USA) Inc. All intercompany accounts and transactions have been eliminated upon consolidation.
These consolidated financial statements of the Company have been presented in United States dollars (USD) and have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP), including the applicable rules and regulations of the Securities and Exchange Commission (SEC) regarding financial reporting.

Change in Accounting Policy

In the fourth quarter of fiscal 2016, the Company changed its accounting policy for presenting chargebacks related to Shopify Payments. Historically, the Company classified chargebacks related to Shopify Payments in merchant solutions cost of revenues. The Company's new policy is to classify chargebacks related to Shopify Payments in general and administrative expenses. Management has determined that the new policy is preferable as it more appropriately classifies chargebacks related to Shopify Payments based on the nature of the underlying transaction. The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2015 has been reclassified to reflect this change in accounting policy. The impact of this reclassification was an increase of $2,184 to general and administrative expenses for fiscal 2015 and a corresponding decrease to cost of merchant solutions revenues in the same period. The reclassification did not have an impact on the Company's net income, earnings per share, Consolidated Balance Sheets, or Consolidated Statements of Cash Flows for any of the periods presented.